Cambria Global Value ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Austria - 12.6%
ANDRITZ AG	52,373	$ 4,903,986
AT&S Austria Technologie & Systemtechnik AG (a)	195,017	29,414,804
BAWAG Group AG (b)	32,229	6,511,284
Erste Group Bank AG	46,421	6,038,226
OMV AG	70,292	5,118,763
Raiffeisen Bank International AG	125,719	8,611,387
Verbund AG - Class A	50,895	3,494,963
voestalpine AG	135,545	7,030,540
Wienerberger AG	97,319	2,385,869
		73,509,822

Brazil - 3.9%
Axia Energia SA	482,976	5,052,566
Banco Santander Brasil SA	557,745	3,158,884
Telefonica Brasil SA	748,191	4,833,800
TIM SA	1,089,228	4,166,405
Vale SA	382,094	5,754,230
		22,965,885

Chile - 6.3%
Banco Itau Chile SA	210,704	4,759,112
Banco Santander Chile	48,334,219	4,210,367
CAP SA (a)	711,072	4,534,494
Cencosud SA	1,070,603	2,251,059
Cia Sud Americana de Vapores SA	62,025,016	3,202,152
Colbun SA	22,871,425	3,419,090
Empresas CMPC SA	2,358,502	2,676,224
Empresas Copec SA	530,910	3,626,005
Enel Americas SA	37,812,000	3,578,465
Quinenco SA	938,623	4,502,564
		36,759,532

Colombia - 10.9%
Celsia SA	3,756,103	5,964,487
Cementos Argos SA	1,438,270	5,023,656
Ecopetrol SA	8,668,067	7,349,265
Grupo Argos SA	1,006,219	5,389,855
Grupo Cibest SA	242,430	6,870,984
Grupo de Inversiones Suramericana SA	563,914	9,823,302
Grupo Energia Bogota SA ESP	5,311,818	4,823,538
Interconexion Electrica SA ESP	713,896	6,765,564
Mineros SA	2,286,185	11,550,415
		63,561,066

Czech Republic - 7.7%
CEZ AS	153,783	9,906,840
Komercni Banka AS	216,002	10,798,814
Moneta Money Bank AS (b)	1,896,107	17,351,828
Philip Morris CR AS	7,595	6,776,827
		44,834,309

Greece - 0.0% (c)

FF Group (a)(d)	25,214	0

Hong Kong - 8.5%
BOC Hong Kong Holdings Ltd.	818,690	5,449,303
China Overseas Land & Investment Ltd.	2,148,975	3,702,011
China Resources Land Ltd.	1,114,987	4,720,184
CK Asset Holdings Ltd.	888,169	5,417,985
CK Hutchison Holdings Ltd.	653,135	6,129,595
Geely Automobile Holdings Ltd.	1,566,715	3,955,544
Sino Land Co. Ltd.	3,552,147	4,846,472
Swire Pacific Ltd. - Class A	419,214	5,318,754
Swire Properties Ltd.	1,702,484	5,188,382
Wharf Real Estate Investment Co. Ltd.	1,500,869	5,086,848
		49,815,078

Netherlands - 0.6%
JBS NV	251,566	3,517,552

Poland - 9.6%
Alior Bank SA	130,111	4,792,546
Allegro.eu SA (a)(b)	402,580	4,847,901
Asseco Poland SA	81,158	4,339,622
KGHM Polska Miedz SA	108,242	8,922,978
Orange Polska SA	1,444,623	5,897,367
ORLEN SA	195,972	7,766,171
PGE Polska Grupa Energetyczna SA (a)	1,479,533	4,004,144
Powszechny Zaklad Ubezpieczen SA	224,097	4,264,001
Tauron Polska Energia SA	1,977,162	4,769,768
XTB SA (b)	155,595	6,194,394
		55,798,892

Russia - 0.0% (c)
Alrosa PJSC (a)(d)	1,262,976	0(e)
Gazprom Neft PJSC (a)(d)	334,880	0(e)
Gazprom PJSC (a)(d)	373,048	0(e)
Rosneft Oil Co. PJSC (a)(d)	198,016	0(e)
Sberbank of Russia PJSC (a)(d)	287,609	0(e)
Severstal PAO (a)(d)	82,992	0(e)
Unipro PAO (a)(d)	22,421,984	0(e)
		0(e)

Singapore - 8.6%
CapitaLand Investment Ltd.	1,898,772	3,938,347
Genting Singapore Ltd.	6,521,978	3,229,331
Jardine Cycle & Carriage Ltd.	187,187	4,291,238
Oversea-Chinese Banking Corp. Ltd.	296,321	6,730,735
Seatrium Ltd.	2,314,877	3,880,842
Sembcorp Industries Ltd.	735,507	3,165,814
Singapore Airlines Ltd.	705,789	4,237,651
Singapore Telecommunications Ltd.	1,300,834	4,503,648
United Overseas Bank Ltd.	130,832	4,427,548
UOL Group Ltd.	835,297	6,448,158
Venture Corp. Ltd.	434,838	5,421,700
		50,275,012

South Africa - 0.2%
Valterra Platinum Ltd.	12,651	948,851

Thailand - 8.5%
Bangkok Bank PCL - NVDR	861,823	4,942,400
Central Pattana PCL - NVDR	2,449,103	5,060,661
Central Retail Corp. PCL - NVDR	5,895,807	4,723,002
Charoen Pokphand Foods PCL - NVDR	4,745,106	3,197,271
Global Power Synergy PCL - NVDR	3,594,439	5,570,479
Kasikornbank PCL - NVDR	752,020	5,495,033
Krung Thai Bank PCL - NVDR	5,474,692	7,254,776
Minor International PCL - NVDR	4,886,293	3,453,366
PTT Exploration & Production PCL - NVDR	1,193,977	5,327,621
PTT PCL - NVDR	3,971,187	4,578,594
		49,603,203

Turkey - 6.6%
BIM Birlesik Magazalar AS	580,305	4,765,782
Haci Omer Sabanci Holding AS	1,824,806	3,244,953
Iskenderun Demir ve Celik AS	4,020,971	4,548,251
Pegasus Hava Tasimaciligi AS (a)	574,688	1,850,370
Turk Hava Yollari AO	471,829	3,117,807
Turkcell Iletisim Hizmetleri AS	1,500,792	3,156,736
Turkiye Garanti Bankasi AS	1,309,970	3,401,821
Turkiye Is Bankasi AS - Class C	13,196,630	3,463,096
Turkiye Petrol Rafinerileri AS	1,062,899	6,604,150
Turkiye Sigorta AS	33,228,119	4,398,366
		38,551,332

United Kingdom - 8.4%
Anglo American PLC	109,776	5,522,976
Aviva PLC - Class B (a)	485,690	4,538,902
Barclays PLC	880,455	6,036,382
BP PLC	728,776	5,426,679
Legal & General Group PLC	1,166,664	4,723,387
Lloyds Banking Group PLC	3,801,023	5,875,864
Rio Tinto PLC	59,233	5,727,075
Shell PLC	110,482	5,038,085
Vodafone Group PLC	4,052,714	6,436,998
		49,326,348
TOTAL COMMON STOCKS (Cost $453,795,138)		539,466,882

PREFERRED STOCKS - 3.7%	Shares	Value
Brazil - 3.0%
Axia Energia SA (a)	126,795	1,308,434
Gerdau SA	1,347,242	6,670,896
Itau Unibanco Holding SA	466,890	3,963,244
Petroleo Brasileiro SA - Petrobras	660,683	5,660,409
		17,602,983

Colombia - 0.7%
Banco Davivienda SA (a)	530,697	4,043,700
TOTAL PREFERRED STOCKS (Cost $14,568,717)		21,646,683

REAL ESTATE INVESTMENT TRUSTS - 1.0%	Shares	Value
United Kingdom - 1.0%
Segro PLC	430,433	5,598,100
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,469,863)		5,598,100

SHORT-TERM INVESTMENTS - 2.7%	Shares		Value
Money Market Funds – 2.7%
First American Treasury Obligations Fund - Class X, 3.60% (f)	15,789,427		15,789,427
TOTAL SHORT-TERM INVESTMENTS (Cost $15,789,427)			15,789,427

TOTAL INVESTMENTS - 99.8% (Cost $488,623,145)			582,501,092
Other Assets in Excess of Liabilities - 0.2%		0.00223	1,300,746
TOTAL NET ASSETS - 100.0%			$ 583,801,838

Percentages are stated as a percent of net assets.

NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC – Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $34,905,407 or 6.0% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2026.

(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Cambria Global Value ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks	$ 539,466,882	$ –	$ 0(b)	$ 539,466,882
Preferred Stocks	21,646,683	–	–	21,646,683
Real Estate Investment Trusts	5,598,100	–	–	5,598,100
Money Market Funds	15,789,427	–	–	15,789,427
Total Investments	$ 582,501,092	$ –	$ 0(b)	$ 582,501,092

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(b)	Rounds to zero.

Sector Classification as of July 31, 2026
(% of Total Investments)
Financials	$ 171,374,639	30.3%(a)
Materials	76,686,310	13.6
Utilities	61,824,152	10.9
Energy	52,869,737	9.3
Real Estate	50,007,148	8.8
Industrials	41,434,959	7.3
Information Technology	39,176,126	6.9
Communication Services	28,994,954	5.1
Consumer Discretionary	23,835,149	4.2
Consumer Staples	20,508,491	3.6
	$ 566,711,665	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.